Note 10 - Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

8. Accrued Liabilities

               Accrued expenses relate to various expenses incurred by the Company but not yet invoiced or paid. Accrued interest represents the interest on the Company’s debt that has accrued and has been unpaid through March 31, 2026 and as of December 31, 2025. Accrued liabilities consist of the following (in thousands):

	March 31,	December 31,
	2026	2025
	(in thousands)
Legal fees	$500	$500
Interest on debt	1,203	1,128
Audit Fees	437	436
Payroll	909	985
Consulting fees	140	140
Tax penalties	590	590
Total	$3,778	$3,779

10.	Accrued Liabilities

Accrued expenses relate to various accruals for the Company. Accrued interest represents the interest in debt not paid in the year ended December 31, 2025 and 2024. Accrued liabilities consist of the following:

	Year Ended December 31,
	2025	2024
	(in thousands)
Legal fees	$500	$500
Interest on debt	1,128	553
Audit Fees	436	500
Payroll	985	22
Consulting fees	140	140
Tax penalties	590	590
Other expenses	-	66
Total	$3,779	$2,371